Variable interest entity	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable interest entity

Note 3 – Variable interest entity

On May 27, 2020, Infobird WFOE entered into the Contractual Arrangements with Infobird Beijing. The significant terms of these Contractual Arrangements are summarized in “Note 1 – Nature of business and organization” above. As a result, the Company classifies Infobird Beijing as a VIE which should be consolidated based on the structure as described in Note 1.

A VIE is an entity that has either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support, or whose equity investors lack the characteristics of a controlling financial interest, such as through voting rights, right to receive the expected residual returns of the entity or obligation to absorb the expected losses of the entity. The variable interest holder, if any, that has a controlling financial interest in a VIE is deemed to be the primary beneficiary and must consolidate the VIE. Infobird WFOE is deemed to have a controlling financial interest and be the primary beneficiary of Infobird Beijing because it has both of the following characteristics:

(1)	The power to direct activities at Infobird Beijing that most significantly impact such entity’s economic performance, and

(2)	The right to receive benefits from Infobird Beijing that could potentially be significant to such entity.

Pursuant to the Contractual Arrangements, Infobird Beijing pays service fees equal to all of its net income to Infobird WFOE. The Contractual Arrangements are designed so that Infobird Beijing operates for the benefit of Infobird WFOE and ultimately, the Company.

Under the Contractual Arrangements, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there is no asset in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves, if any. As the VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Accordingly, the accounts of Infobird Beijing are consolidated in the accompanying consolidated financial statements. In addition, its financial positions and results of operations are included in the Company’s consolidated financial statements.

The carrying amount of the VIEs’ consolidated assets and liabilities are as follows:

	December 31, 2020	December 31, 2019

Current assets	$7,285,853	$5,944,254
Other assets	8,668,680	5,194,972
Total assets	15,954,533	11,139,226
Total liabilities	(7,823,238)	(7,544,671)
Net assets	$8,131,295	$3,594,555

	December 31, 2020	December 31, 2019

Current liabilities:
Accounts payable	$552,540	$1,160,125
Short-term loans – bank	3,065,134	2,872,820
Interest payable – related party	574,065	538,047
Other payables and accrued liabilities	687,702	644,590
Deferred revenue	1,755,967	1,453,690
Taxes payable	865,795	673,792
Total current liabilities	7,501,203	7,343,064
Deferred tax liabilities	322,035	201,607
Total liabilities	$7,823,238	$7,544,671

The summarized operating results of the VIEs are as follows:

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018

Operating revenues	$14,532,941	$18,248,289	$18,789,550
Gross profit	9,814,848	10,261,143	9,485,747
Income from operations	4,367,697	6,038,880	3,067,668
Net income	$4,060,160	$5,101,828	$2,442,375